As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.72%

	Asset Management - 2.37%
2,890	BlackRock, Inc.	$859,688

	Auto Manufacturers - Major - 2.40%
29,000	General Motors Co.	870,580

	Biotechnology - 4.21%
8,000	Amgen, Inc.	1,106,560
1,450	Biogen, Inc.*	423,124
		1,529,684

	Business Services - 5.24%
640	The Priceline Group, Inc.*	791,590
15,960	Visa, Inc. - Class A	1,111,774
		1,903,364

	Catalog & Mail Order Houses - 2.68%
1,900	Amazon.com, Inc.*	972,591

	Conglomerates - 2.30%
33,200	General Electric Co.	837,304

	Drug Manufacturers - 6.87%
12,100	Bristol-Myers Squibb Co.	716,320
7,400	Johnson & Johnson	690,790
22,050	Merck & Co., Inc.	1,089,050
		2,496,160

	Electric Utilities - 5.81%
63,900	Calpine Corp.*	932,940
35,300	ITC Holdings Corp.	1,176,902
		2,109,842

	Electronics Wholesale - 2.57%
16,880	Arrow Electronics, Inc.*	933,126

	Grocery Stores - 2.18%
25,000	Whole Foods Market, Inc.	791,250

	Health Care Plans - 3.07%
13,800	Express Scripts Holding Co.*	1,117,248

	Independent Oil & Gas - 8.80%
82,300	Chesapeake Energy Corp.*	603,259
18,800	Continental Resources, Inc.*	544,636
14,100	Diamondback Energy, Inc.*	910,860
35,500	Range Resources Corp.	1,140,260
		3,199,015

	Internet Information Providers - 3.74%
1,090	Google, Inc. - Class A*	695,823
1,092	Google, Inc. - Class C*	664,395
		1,360,218

	Medical Appliances & Equipment - 1.97%
20,800	Agilent Technologies, Inc.	714,064

	Medical Laboratories & Research - 2.87%
9,600	Laboratory Corp. of America Holdings*	1,041,312

	Money Center Banks - 2.67%
18,900	Wells Fargo & Co.	970,515

	Oil & Gas Drilling & Exploration - 1.40%
25,100	RSP Permian, Inc.*	508,275

	Personal Computers - 5.37%
17,700	Apple, Inc.	1,952,310

	Personal Products - 8.70%
26,500	Procter & Gamble Co.	1,906,410
30,800	Unilever PLC - ADR	1,256,024
		3,162,434

	Processed & Packaged Goods - 3.22%
12,400	PepsiCo, Inc.	1,169,320

	Railroads - 2.35%
31,700	CSX Corp.	852,730

	Real Estate Development - 6.07%
70,200	Brookfield Asset Manangement, Inc. - Class A#	2,207,088

	Semiconductor - Specialized - 1.69%
12,270	Altera Corp.	614,482

	Specialty Retail, Other - 2.17%
13,400	Alibaba Group Holding Ltd. - ADR*	790,198

	Total Common Stocks (Cost $29,123,889)	32,962,798

	SHORT-TERM INVESTMENTS - 9.36%
3,401,179	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $3,401,179)	3,401,179
	Total Investments in Securities (Cost $32,525,068) - 100.08%	36,363,977
	Liabilities in Excess of Other Assets - (0.08)%	(28,675)
	Net Assets - 100.00%	$36,335,302

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day annualized yield as of September 30, 2015.
ADR	- American Depository Receipt

C Tactical Dynamic Fund
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUNDS - 96.27%

	Treasuries/Investment Grade Bonds - 86.42%
161,691	iShares Core U.S. Aggregate Bond ETF	$17,718,100

	U.S. Equity Sectors - 9.85%
43,536	Schwab U.S. Broad Market ETF	2,019,200

	Total Exchange-Traded Funds (Cost $19,785,710)	19,737,300

	SHORT-TERM INVESTMENTS - 3.97%
813,348	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $813,348)	813,348
	Total Investments in Securities (Cost $20,599,058) - 100.24%	20,550,648
	Liabilities in Excess of Other Assets - (0.24%)	(49,527)
	Net Assets - 100.00%	$20,501,121

†	Rate shown is the 7-day annualized yield as of September 30, 2015.
ETF	- Exchange-Traded Fund

Capital Advisors Growth Fund
C Tactical Dynamic Fund
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

Note 1 – Securities Valuation

The Capital Advisors Growth Fund’s and the C Tactical Dynamic Fund’s (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2015:

Capital Advisors Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$3,707,290	$-	$-	$3,707,290
Conglomerates	837,304	-	-	837,304
Consumer Goods	5,202,334	-	-	5,202,334
Financial	4,037,291	-	-	4,037,291
Healthcare	6,898,468	-	-	6,898,468
Services	6,243,259	-	-	6,243,259
Technology	3,927,010	-	-	3,927,010
Utilities	2,109,842	-	-	2,109,842
Total Common Stocks	32,962,798	-	-	32,962,798
Short-Term Investments	3,401,179	-	-	3,401,179
Total Investments in Securities	$36,363,977	$-	$-	$36,363,977

C Tactical Dynamic Fund

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$19,737,300	$-	$-	$19,737,300
Short-Term Investments	813,348	-	-	813,348
Total Investments in Securities	$20,550,648	$-	$-	$20,550,648

Refer to each Fund’s schedule of investments for a detailed break-out of securities. Transfers between levels are recognized at September 30, 2015, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended September 30, 2015.

Note 2 – Underlying Investment in Other Investment Companies

As of September 30, 2015, the C Tactical Dynamic Fund invested 86.42% of its net assets in iShares Core U.S. Aggregate Bond ETF. The investment in the iShares Core U.S. Aggregate Bond ETF represents less than 0.07% of the iShares Core U.S. Aggregate Bond ETF’s net assets, which were approximately $26.6 billion at September 30, 2015. If the Advisor determines that it is in the best interest of the Fund and its shareholders, it may redeem its investment.

The performance of the Fund may be directly affected by the performance of the iShares Core U.S. Aggregate Bond ETF. The investment strategy of iShares Core U.S. Aggregate Bond ETF: to track the investment results of the Barclays U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment-grade bond market. The net expense ratio per the August 31, 2015 semi-annual report of the iShares Core U.S. Aggregate Bond ETF was 0.07%. The financial statements of the iShares Core U.S. Aggregate Bond ETF can be found at the iShares’ website www.ishares.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Capital Advisors Growth Fund

Cost of investments	$32,525,068

Gross unrealized appreciation	$6,320,040
Gross unrealized depreciation	(2,481,131)
Net unrealized appreciation	$3,838,909

C Tactical Dynamic Fund

Cost of investments	$20,603,203

Gross unrealized appreciation	$108,044
Gross unrealized depreciation	(160,599)
Net unrealized depreciation	$(52,555)

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G Hess
  Douglas G. Hess, President

Date_10/23/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date_10/23/2015

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date_10/23/2015

* Print the name and title of each signing officer under his or her signature.